Equipment (Details) (Equipment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equipment [Member]
Equipment [Line Items]
Cost	$ 62	$ 40
Accumulated depreciation	(22)	(15)
Net book value	40	25
Depreciation and amortization expense	$ 7	$ 16	$ 27